N-6	Jul. 11, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	Principal National Life Insurance Company Variable Life Separate Account
Entity Central Index Key	0001526622
Entity Investment Company Type	N-6
Document Period End Date	Jul. 11, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]

APPENDIX: UNDERLYING FUNDS AVAILABLE UNDER THE POLICY

The following changes are made to the list of Underlying Funds available under the Policy contained in the above-referenced appendix.

Effective immediately, the existing row for Wanger International is replaced with the new row below to reflect fund name and advisor changes:

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr	Since Inception
Columbia Variable Portfolio - Acorn International(1)	International Equity	Columbia Management Investment Advisers, LLC	1.08%	-8.25%	-0.72%	3.07%

Effective July 28, 2025, the existing row for Neuberger Berman AMT Sustainable Equity – Class I is replaced with the new row below to reflect a fund name change:

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr	Since Inception
Neuberger Berman AMT Quality Equity – Class I	Large US Equity	Neuberger Berman Investment Advisers LLC	0.89%	25.84%	13.97%	11.44%

Portfolio Companies [Table Text Block]
Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr	Since Inception
Columbia Variable Portfolio - Acorn International(1)	International Equity	Columbia Management Investment Advisers, LLC	1.08%	-8.25%	-0.72%	3.07%
Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr	Since Inception
Neuberger Berman AMT Quality Equity – Class I	Large US Equity	Neuberger Berman Investment Advisers LLC	0.89%	25.84%	13.97%	11.44%

Columbia Variable Portfolio - Acorn International [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Acorn International
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(8.25%)
Average Annual Total Returns, 5 Years [Percent]	(0.72%)
Average Annual Total Returns, 10 Years [Percent]	3.07%
Neuberger Berman AMT Quality Equity – Class I [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman AMT Quality Equity – Class I
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	25.84%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	11.44%